STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class B common stock	Class B common stock Common Stock [Member]
Beginning balance at Dec. 31, 2019	$ 2,034	$ 24,310	$ (22,966)		$ 690
Beginning balance, shares at Dec. 31, 2019					6,900,000
Accretion for Class A ordinary Shares to Redemption Amount	(33,015,607)	(24,310)	(32,991,297)
Net income (loss)	(10,506,796)		(10,506,796)	$ (2,320,012)
Ending balance at Dec. 31, 2020	(43,520,369)		(43,521,059)		$ 690
Ending balance, shares at Dec. 31, 2020					6,900,000
Net income (loss)	17,568,412		17,568,412	$ 3,513,682
Ending balance at Dec. 31, 2021	$ (25,951,957)		$ (25,952,647)		$ 690
Ending balance, shares at Dec. 31, 2021					6,900,000